Significant accounting policies (Details 2) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Sales of goods net	S/ 1,262,251	S/ 1,219,560	S/ 1,236,664
IFRS 15 Revenue from Contracts with Customers [Member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Sales of goods net	(6,079)
Selling and distribution expenses	6,079
Net impact on the profit for the year